Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Schedule Of Technical Service Fees Under Management Agreements

Vessel class (TEU)	Number of vessels	Weighted-average technical services fee (in US dollars, per vessel per day)
2500	10	$5,132
3500	2	5,242
4250	24	5,465
4500	5	6,916
4800	4	50	*
5100	4	6,482
8500	10	7,268
9600	2	7,406
13100	8	8,545

*	Prior to the amendment, the Company was paying $7,848 per vessel per day while the vessel was being time chartered (note 4).

Schedule Of Costs Incurred Under The Management Agreements

For the year ended December 31,	2011	2010	2009
Costs incurred under the Management Agreements
Technical services	$135,381	$108,046	$81,844
Dry-dock activities included in technical services	5,855	4,673	3,575
Administrative and strategic services	72	72	72
Reimbursed expenses	4,074	3,087	2,458
Construction supervision	2,056	1,864	3,106
Costs incurred with the Manager and parties related thereto
Consulting services	84	192	240
Arrangement fee	1,832	1,500	—
Technical service fees advance	2,947	—	—
Transaction fee	369	—	—